INCOME TAXES (Schedule Of Taxes On Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Domestic	$ (6,338)	$ 6,782	$ 592
Foreign	2,084	780	3,531
Current taxes	(4,254)	7,562	4,123
Domestic	(140)	(207)	(153)
Foreign	(3,246)	(11,857)	(26)
Deferred taxes	(3,386)	(12,064)	(179)
Taxes on income (tax benefit)	$ (7,640)	$ (4,502)	$ 3,944